Other financial assets, Non-current (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Security deposits	₨ 40,319
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security deposits, non-current, remaining contractual term	6 years	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Security deposits, non-current, remaining contractual term	9 years	4 years 6 months